FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2025	May 26, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Non-recourse borrowings in subsidiaries of the company	$ 7,844	$ 950	$ 8,490
Cash and cash equivalents	(710)		(1,008)	$ (772)	$ (736)
Net debt	7,134		7,482
Total equity	2,098		2,635	$ 4,760	$ 4,071
Total capital	$ 9,232		$ 10,117
Net debt-to-capital ratio	77.00%		74.00%